License revenue - Narrative (Details)		3 Months Ended		6 Months Ended
	Jan. 09, 2023 USD ($)	Jun. 30, 2023 USD ($) performanceObligation	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) performanceObligation	Jun. 30, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Distinct performance obligation | performanceObligation		1		1
License revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 0	$ 0	$ 1,292,000	$ 0
License revenue | Cabaletta Bio Inc. (“Cabaletta”)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,200,000	$ 0		$ 1,200,000